14. NET FINANCIAL COSTS	6 Months Ended
Jun. 30, 2021
Net Financial Costs
14. NET FINANCIAL COSTS

14. NET FINANCIAL COSTS

	For the three-month periods ended		For the six-month periods ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	$	$	$	$
Unrealized foreign exchange loss (gain)	(511)	-	(521)	8
Interest income	(53)	(3)	(97)	(23)
Interest expense on lease liabilities	28	7	58	16
Accretion and interest on borrowings and bond	689	139	1,349	237
Accretion of issue costs	4	-	9	-
Loss on disposal of investment	-	2	-	6
Net financial costs	157	145	798	244